Debt due within one year (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Debt Due Within One Year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	2019	2018
Notes payable(1)	26	2.03%	1,994	3,201
Loans secured by trade receivables	26	2.71%	1,050	919
Long-term debt due within one year(2)	22	4.77%	837	525
Total debt due within one year			3,881	4,645

(1)
Includes commercial paper of $1,502 million in U.S. dollars ($1,951 million in Canadian dollars) and $2,314 million in U.S. dollars ($3,156 million in Canadian dollars) as at December 31, 2019 and December 31, 2018, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 26, Financial and capital management, for additional details.

(2)
Included in long-term debt due within one year is the current portion of lease liabilities of $775 million as at December 31, 2019 and the current portion of finance leases of $466 million as at December 31, 2018.

Securitized trade receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	MATURITY	2019	2018
Debt securities
1997 trust indenture		3.82%	2021-2047	14,500	14,750
1976 trust indenture		9.54%	2021-2054	1,100	1,100
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (1)		4.41%	2048-2049	2,273	1,569
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		5.11%	2020-2065	4,599	—
Finance leases			2019-2047	—	2,097
Other				328	308
Total debt				23,300	20,324
Net unamortized premium				15	21
Unamortized debt issuance costs				(63)	(60)
Less:
Amount due within one year	21			(837)	(525)
Total long-term debt				22,415	19,760

(1)
At December 31, 2019 and 2018, notes issued under the 2016 U.S. trust indenture totaled $1,750 million and $1,150 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 26, Financial and capital management, for additional details.

Details of Securitized Trade Receivables
The following table provides further details on our securitized trade receivables programs.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Average interest rate throughout the year	2.79%	2.41%
Securitized trade receivables	2,185	1,998

Summary of Total Bank Credit Facilities
The table below is a summary of our total bank credit facilities at December 31, 2019.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	4,000	—	—	1,951	2,049
Other	106	—	106	—	—
Total committed credit facilities	4,106	—	106	1,951	2,049
Total non-committed credit facilities	1,939	—	1,059	—	880
Total committed and non-committed credit facilities	6,045	—	1,165	1,951	2,929

(1)
Bell Canada’s $2.5 billion and additional $500 million committed revolving credit facilities expire in November 2024 and November 2020, respectively, and its $1 billion committed expansion credit facility expires in November 2022. Bell Canada has the option, subject to certain conditions, to convert advances outstanding under the additional $500 million revolving credit facility into a term loan with a maximum one-year term.

(2)
As of December 31, 2019, Bell Canada’s outstanding commercial paper included $1,502 million in U.S. dollars ($1,951 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in debt due within one year.